Stockholders' Equity (Detail) - Stock Options Issued Activity (USD $)	6 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 22, 2009	Dec. 31, 2008		Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]
Balance Options Outstanding (in Shares)	6,111,127	3,679,977	3,762,477		669,777			599,875
Balance Range of Exercise Prices Minimum										$ 0.88	$ 0.88	$ 0.88	$ 0.88
Balance Range of Exercise Prices Maximum														$ 24.00	$ 9.64	$ 24.00	$ 24.00
Balance Weighted-Average Exercise Price Per Share	$ 1.57	$ 2.05	$ 2.11		$ 4.28			$ 3.62
Balance Intrinsic Value (in Dollars)			$ 262,500	[1]	$ 3,694,400	[1]		$ 3,742,700	[1]
Options exercisable (in Shares)		1,501,659	433,746		483,364			432,083
Options exercisable Range of Exercise Prices Minimum										$ 0.88	$ 0.88	$ 0.88	$ 0.88
Options exercisable Range of Exercise Prices Maximum					$ 3.20									$ 24.00	$ 9.64	$ 24.00	$ 24.00
Options exercisable Weighted-Average Exercise Price Per Share		$ 2.15	$ 3.03		$ 2.78		$ 9.64	$ 2.70
Options exercisable Intrinsic Value (in Dollars)			262,500	[1]	3,424,333	[1]		3,133,667	[1]
Options granted Options Outstanding (in Shares)	2,746,400		3,246,450	[2]	93,402	[2]
Options granted Range of Exercise Prices	$ 1.00		$ 1.80	[2]	$ 9.64	[2]
Options granted Weighted-Average Exercise Price Per Share	$ 1.00		$ 1.80	[2]	$ 9.64	[2]
Options exercised (in Shares)					(3,333)
Options exercised					$ 3.20									$ 24.00	$ 9.64	$ 24.00	$ 24.00
Options cancelled or forfeited Options Outstanding (in Shares)		(82,500)	(153,750)		(20,167)
Options cancelled or forfeited Range of Exercise Prices Minimum											$ 1.80	$ 3.20	$ 1.64
Options cancelled or forfeited Range of Exercise Prices Maximum		$ 4.93			$ 9.60										$ 24.00	$ 24.00	$ 20.00
Options cancelled or forfeited Weighted-Average Exercise Price Per Share		$ 4.93			$ 9.60										$ 24.00	$ 24.00	$ 20.00
Options Outstanding (in Shares)	6,111,127	3,679,977	3,762,477		669,777			599,875
Outstanding Range of Exercise Prices Minimum										$ 0.88	$ 0.88	$ 0.88	$ 0.88
Outstanding Range of Exercise Prices Maximum														$ 24.00	$ 9.64	$ 24.00	$ 24.00
Outstanding Weighted-Average Exercise Price Per Share	$ 1.57	$ 2.05	$ 2.11		$ 4.28			$ 3.62
Outstanding Intrinsic Value (in Dollars)			$ 262,500	[1]	$ 3,694,400	[1]		$ 3,742,700	[1]

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at the end of the related period less the option exercise price of in-the-money options.
[2]	All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company's stock on the date of grant.